COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2031 CNY (¥)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024	Dec. 31, 2023 CNY (¥)	Aug. 01, 2021
Commitments and Contingencies
Loss contingency accrued					¥ 0.0		¥ 0.0
Alpha Advantage Global Limited
Commitments and Contingencies
Common shares holding at time of sale of business | shares			4,529,100	4,529,100
Dynamic Fame Limited
Commitments and Contingencies
Common shares holding at time of sale of business | shares			188,000	188,000
ATA Learning (Beijing)
Commitments and Contingencies
Investment committed capital		¥ 80.0
Equity investment, ownership percentage		40.00%
Huanqiuyimeng
Commitments and Contingencies
Investment committed capital	¥ 30.0	¥ 110.0
Equity investment, ownership percentage		15.00%						55.00%
Decrease to capital contribution		¥ 30.0
Percentage of equity interest transferred						15.00%
ATA Online Sale Transaction
Commitments and Contingencies
Total consideration | $			$ 200.0
ATA Online Sale Transaction | Alpha Advantage Global Limited and Dynamic Fame Limited
Commitments and Contingencies
Attorney's fees and other litigation costs				¥ 15.0
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Alpha Advantage Global Limited
Commitments and Contingencies
Attorney's fees and other litigation costs				1.5
Loss contingency, damages sought, value				95.0
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Dynamic Fame Limited
Commitments and Contingencies
Attorney's fees and other litigation costs				0.5
Loss contingency, damages sought, value				¥ 5.0